Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	$ 28,286
Provisions, ending balance	24,006	$ 28,286
Noncurrent Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	28,286	28,249
Increases	3,980	18,009
Result from exposure to inflation for the year	(8,260)	(17,972)
Provisions, ending balance	24,006	28,286
Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	10,646	8,219
Increases	22,728	13,221
Result from exposure to inflation for the year	(4,057)	(5,458)
Provisions, ending balance	24,503	10,646
Decreases	$ (4,814)	$ (5,336)